SHARE BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross (in shares)			182,805
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price	$ 23.75		$ 23.75
Options, fair value	$ 920
Share options non-vested, outstanding (in shares)	182,805	20,000	182,805
Weighted average adjusted exercise price, non-vested (in USD per share)	$ 23.75	$ 15.87	$ 23.75
Term of award, non-vested	5 years	2 years 4 months 24 days
Share options vested and expected to vest, outstanding (in shares)	20,000	0	20,000
Weighted average adjusted exercise price, vested and expected to vest (in USD per share)	$ 15.12		$ 15.12
Term of award, vested and expected to vest	1 year 10 months 24 days
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, terms of award			five-year
Share-based compensation arrangement by share-based payment award, award vesting period			3 years
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term	2 years 6 months
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate	0.00%
Share-Based Payment Arrangement, Tranche One | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			1 year
Share option vesting schedule			33.00%
Share-Based Payment Arrangement, Tranche Two | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			2 years
Share option vesting schedule			33.00%
Share-Based Payment Arrangement, Tranche Three | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			3 years